Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Jan. 31, 2025	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2015	Jan. 31, 2015
C000029000
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 45,685	$ 38,864	$ 30,836	$ 26,729	$ 32,674	$ 24,141	$ 19,555	$ 17,173	$ 13,537	$ 11,492	$ 11,197	$ 10,000
C000028997
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Account Value	$ 42,665	36,341	28,907	25,119	30,783	22,801	18,515	16,301	12,881	10,964	10,707	9,574
C000028999
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charges)
Account Value	$ 41,347	35,334	28,318	24,797	30,619	22,850	18,697	16,584	13,202	11,323	11,141	10,000
C000029003
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 45,909	39,065	30,991	26,938	32,907	24,296	19,659	17,246	13,577	11,510	11,204	10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 36,297	32,963	26,986	23,878	25,040	18,351	16,391	15,179	13,059	11,253	10,655	10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 36,297	32,963	26,986	23,878	25,040	18,351	16,391	15,179	13,059	11,253	10,655	10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 36,297	32,963	26,986	23,878	25,040	18,351	16,391	15,179	13,059	11,253	10,655	10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 36,297	32,963	26,986	23,878	25,040	18,351	16,391	15,179	13,059	11,253	10,655	10,000
Alliance Bernstein Index: Russell 3000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Growth Index
Account Value	$ 46,613	40,829	32,351	27,658	31,664	23,141	18,045	16,421	13,366	11,325	10,934	10,000
Alliance Bernstein Index: Russell 3000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Growth Index
Account Value	$ 46,613	40,829	32,351	27,658	31,664	23,141	18,045	16,421	13,366	11,325	10,934	10,000
Alliance Bernstein Index: Russell 3000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Growth Index
Account Value	$ 46,613	40,829	32,351	27,658	31,664	23,141	18,045	16,421	13,366	11,325	10,934	10,000
Alliance Bernstein Index: Russell 3000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Growth Index
Account Value	$ 46,613	$ 40,829	$ 32,351	$ 27,658	$ 31,664	$ 23,141	$ 18,045	$ 16,421	$ 13,366	$ 11,325	$ 10,934	$ 10,000